COMMITMENTS AND CONTINGENCIES (Details)						6 Months Ended	12 Months Ended
	Apr. 16, 2018 USD ($)	Mar. 05, 2018 USD ($)	Mar. 10, 2017 USD ($)	Jan. 13, 2017 group	Mar. 01, 2011	Jun. 30, 2018 USD ($) bbl / d terminal	Dec. 31, 2014 gallon location shipment	Dec. 31, 2017 USD ($)	Aug. 31, 2016
Loss Contingencies [Line Items]
Number Of Days Barge Shipments Made							15 days
Barrels per day of ethanol loading | bbl / d						10,000
Number of Loading Arms						4
Maximum [Member]
Loss Contingencies [Line Items]
Accrual For Environmental Loss Contingencies, Expected Future Payments						$ 250,000
Plains All American Pipeline, L.P. [Member]
Loss Contingencies [Line Items]
Number Of Refined Product Terminals Acquired | terminal						4
Torrance Valley Pipeline Company LLC [Member] | PBF LLC [Member]
Loss Contingencies [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent									50.00%
Environmental Issue [Member]
Loss Contingencies [Line Items]
Loss Contingency, Number Of Environmental Groups Appealing Permits | group				2
Accrual For Environmental Loss Contingencies, Expected Future Payments						$ 1,250,000
Accrual For Environmental Loss Contingencies, Expected Payment Period						5 years
Accrual for Environmental Loss Contingencies						$ 1,668,000		$ 1,923,000
Accrual for Environmental Loss Contingencies, Discount Rate						1.83%
Environmental Issue [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Accrual For Environmental Loss Contingencies, Expected Payment Period						10 years
Environmental Issue [Member] | Sunoco, Inc. [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual, Insurance-Related Assessment, Expiration Of Liability Period					20 years
Environmental Issue [Member] | PBF Logistics Products Terminals LLC [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross						$ 1,815,000
Environmental Issue [Member] | Torrance Valley Pipeline Company LLC [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies						$ 192,000		$ 256,000
Environmental Issue [Member] | Knoxville Terminals [Member]
Loss Contingencies [Line Items]
Site Contingency, Loss Exposure Not Accrued, Best Estimate	$ 30,000,000.000
Environmental insurance policy term	10 years
Environmental Issue [Member] | Knoxville Terminals [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Site Contingency, Loss Exposure Not Accrued, Best Estimate	$ 5,800,000
Pending Litigation [Member] | Environmental Remediation Contingency [Domain] | DNREC [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value		$ 100,000	$ 150,000
Number Of Violated Locations | location							3
Number Of Barge Shipments | shipment							17
Number Of Gallons Of Crude Oil | gallon							35,700,000